Note 24 - Current allowances and provisions - Deducted From Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts - trade receivables [member]
Disclosure of other provisions [line items]
Values at the beginning of the year	$ (48,782)	$ (66,535)
Translation differences	(37)	9
Increase due to business combinations	(1,930)	(1,788)
(Additional) / reversals allowances		16,256
Used	1,717	3,276
(Additional) allowances	(4,644)
Values at the end of the year	(53,676)	(48,782)
Allowance for other doubtful accounts - other receivables [member]
Disclosure of other provisions [line items]
Values at the beginning of the year	(4,892)	(6,784)
Translation differences	801	88
Increase due to business combinations
(Additional) / reversals allowances		1,239
Used	1,437	565
(Additional) allowances	(1,263)
Values at the end of the year	(3,917)	(4,892)
Allowance for inventory obsolescence [member]
Disclosure of other provisions [line items]
Values at the beginning of the year	(217,717)	(209,796)
Translation differences	1,560	794
Increase due to business combinations	(76,776)	(10,761)
(Additional) / reversals allowances		(29,138)
Used	65,107	31,184
(Additional) allowances	(35,809)
Values at the end of the year	$ (263,635)	$ (217,717)